UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
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                          AXP MONEY MARKET SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
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Date of reporting period:    4/30
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

                               PORTFOLIO HOLDINGS

                                       FOR

                           AXP(R) CASH MANAGEMENT FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Cash Management Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates of deposit (9.0%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount
AmSouth Bank
  05-06-05                2.80%           $33,000,000(c)          $32,999,890
Bank of the West
  07-07-05                3.06             30,400,000              30,400,000
  07-08-05                3.05             30,000,000              30,000,000
  07-14-05                3.08             26,900,000              26,900,000
Barclays Bank
  06-30-05                3.02             33,700,000              33,700,000
Canadian Imperial
 Bank of Commerce Yankee
  05-31-05                3.00             42,000,000(c)           41,999,030
Citibank
  06-07-05                2.88             32,500,000              32,500,000
Credit Suisse First Boston NY
  02-14-06                2.76             60,000,000(c)           60,000,000
DEPFA Bank
  05-27-05                2.85             23,000,000              23,000,000

Total certificates of deposit
(Cost: $311,498,920)                                             $311,498,920

Commercial paper (90.5%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-backed (48.7%)
Alpine Securitization
  05-11-05                2.64%           $25,000,000             $24,978,000
  05-25-05                2.71             26,800,000              26,747,703
Amstel Funding
  05-23-05                2.67             22,300,000              22,260,393
  06-07-05                2.80             22,800,000              22,730,929
CAFCO LLC
  05-20-05                2.77             25,000,000              24,959,722
  05-26-05                2.71             26,000,000              25,947,234
  06-08-05                2.81             30,000,000              29,906,725
  06-17-05                2.93             23,000,000              22,908,613

Commercial paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-backed (cont.)
CC (USA)/Centari
  05-10-05                2.46%           $19,000,000             $18,985,750
  05-23-05                2.65             20,000,000              19,964,733
  05-24-05                2.67              9,000,000               8,983,320
  07-11-05                3.03             46,400,000              46,116,960
  07-22-05                3.09             26,000,000              25,814,172
CHARTA LLC
  05-05-05                2.23             23,300,000              23,291,327
  05-19-05                2.78             20,800,000              20,767,945
  06-06-05                2.93             26,000,000              25,919,833
  07-06-05                3.01             20,500,000              20,384,016
  07-07-05                3.00             26,500,000              26,348,332
CIESCO LLC
  05-04-05                2.17             34,100,000              34,089,732
CRC Funding LLC
  05-19-05                2.76             18,300,000              18,271,991
Dorado Finance
  05-19-05                2.63             19,200,000              19,172,032
  05-24-05                2.74             24,000,000              23,954,400
  06-13-05                2.87             17,500,000              17,437,544
  07-13-05                3.03             22,000,000              21,862,072
  07-15-05                3.03             10,000,000               9,935,611
Edison Asset Securitization
  05-17-05                2.58             38,200,000              38,150,840
  05-18-05                2.60             30,000,000              29,958,900
  05-26-05                2.70             19,000,000              18,961,578
  06-09-05                2.82             33,000,000              32,894,400
FCAR Owner Trust I
  06-07-05                2.80             25,000,000              24,924,528
  06-15-05                2.91             23,800,000              23,709,983
  07-05-05                2.99             37,600,000              37,391,821
Galaxy Funding
  05-05-05                2.27              7,400,000               7,397,204
  05-12-05                2.51             19,000,000              18,982,773
  06-16-05                2.91             30,000,000              29,884,067
Grampian Funding LLC
  06-17-05                2.91             35,000,000              34,861,867

Commercial paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-backed (cont.)
Greyhawk Funding LLC
  06-13-05                2.90%           $22,000,000             $21,920,409
  07-06-05                2.99             35,000,000              34,803,281
Harrier Finance Funding (US) LLC
  05-02-05                1.79             14,800,000              14,797,796
  05-09-05                2.44             17,800,000              17,787,941
  06-01-05                2.78             17,000,000              16,956,782
  06-28-05                2.97             10,800,000              10,746,723
  07-20-05                3.07             25,500,000              25,322,768
Jupiter Securitization
  05-12-05                2.77              6,103,000               6,096,897
  06-02-05                2.94             25,000,000              24,930,792
K2 (USA) LLC
  05-10-05                2.45             28,500,000              28,478,704
  06-02-05                2.78             18,500,000              18,451,499
  06-06-05                2.79             25,000,000              24,926,514
  06-20-05                2.94             30,000,000              29,873,350
  07-11-05                3.02             16,000,000              15,902,720
Old Line Funding
  06-01-05                2.92             17,300,000              17,253,867
  06-02-05                2.92              4,700,000               4,687,075
Preferred Receivables Funding
  06-20-05                2.93             30,000,000              29,873,775
Ranger Funding LLC
  05-16-05                2.74             18,000,000              17,976,720
Scaldis Capital LLC
  05-17-05                2.61             23,242,000              23,211,708
  05-31-05                2.76             25,000,000              24,938,861
  06-15-05                2.89             30,000,000              29,887,300
Sheffield Receivables
  05-26-05                2.90             12,700,000              12,672,392
  07-13-05                3.04              3,040,000               3,020,878
Sigma Finance
  06-03-05                2.79             22,600,000              22,538,955
  06-09-05                2.84             17,000,000              16,945,222
  06-10-05                2.91             85,000,000(c)           85,007,719

See accompanying notes to investments in securities.
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1   --   AXP CASH MANAGEMENT FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-backed (cont.)
Thunder Bay Funding LLC
  05-20-05                2.66%           $33,281,000             $33,229,475
  06-06-05                2.87             32,654,000              32,555,497
  06-14-05                2.88             30,000,000              29,890,125
  06-21-05                2.93             30,000,000              29,871,300
Variable Funding Capital
  05-13-05                2.53             34,900,000              34,865,720
White Pine Finance LLC
  07-11-05                3.02              5,300,000               5,267,776
  07-18-05                3.04             11,123,000              11,048,309
  02-10-06                2.87             32,000,000(c)           31,994,985
  03-15-06                2.91             28,000,000(c)           27,993,541
Total                                                           1,694,584,426

Banks and savings & loans (20.9%)
Barclays U.S. Funding
  05-11-05                2.48             36,500,000              36,469,888
  05-18-05                2.62             19,700,000              19,672,814
BNP Paribas North America
  05-02-05                1.99             30,000,000              29,995,033
Credit Suisse First Boston NY
  06-01-05                2.75             23,400,000              23,341,136
DekaBank Deutsche Girozentrale
  05-19-06                3.19             24,000,000(c)           24,000,000
DEPFA Bank
  07-12-05                3.02             27,000,000              26,833,286
  03-15-06                2.47             50,000,000(b,c)         50,000,000
Dexia Delaware LLC
  05-23-05                2.68             34,000,000              33,939,395
Fortis Bank NY
  06-03-05                2.77             27,300,000              27,226,775
HBOS Treasury Services
  05-04-05                2.14             14,900,000              14,895,563
  05-24-05                2.68             29,400,000              29,345,316
Northern Rock
  06-22-05                2.94             30,000,000              29,868,383
  04-03-06                2.88             15,000,000(c)           15,000,000
  04-07-06                3.00             59,300,000(c)           59,300,000

Commercial paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Banks and savings & loans (cont.)
Skandinaviska Enskilda Banken
  05-03-05                2.01%           $32,200,000             $32,192,809
  05-09-05                2.42             24,100,000              24,083,823
  01-17-06                2.94             20,000,000(c)           20,000,000
Societe Generale North America
  05-12-05                2.49             24,600,000              24,577,860
Spintab
  07-01-05                3.00             20,300,000              20,194,068
Swedbank
  05-27-05                2.72             23,800,000              23,749,842
  07-01-05                2.98             20,000,000              19,896,322
UBS Finance (Delaware) LLC
  06-06-05                2.84             12,500,000              12,462,615
Westdeutsche Landesbank Girozentrale
  06-02-05                2.76             23,000,000              22,940,123
  06-23-05                2.95             23,000,000              22,896,845
  05-10-06                2.92             25,000,000(c)           25,000,000
Westpac Banking
  04-11-06                2.99             59,300,000(c)           59,300,000
Total                                                             727,181,896

Broker dealers (10.5%)
Bear Stearns Companies
  05-13-05                2.53             26,000,000              25,974,462
  06-14-05                2.94             25,000,000              24,906,562
  06-22-05                2.96             30,000,000              29,867,500
  06-24-05                2.97             21,700,000              21,600,210
  05-28-06                2.86             30,000,000(c)           30,000,000
Goldman Sachs Group
  05-15-06                2.94             25,000,000(c)           25,000,000
Lehman Brothers Holdings
  05-16-05                2.95             42,500,000(c)           42,500,000
  04-22-06                3.07             42,000,000(c)           42,000,000
Morgan Stanley & Co
  05-25-05                2.84             25,000,000              24,948,785
  06-21-05                2.96             25,000,000              24,891,667
  07-08-05                3.01             24,000,000              23,860,160
  07-12-05                3.04             25,000,000              24,844,875
  07-18-05                3.06             25,000,000              24,831,028
Total                                                             365,225,249

Commercial paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Financial services (7.9%)
American Honda Finance
  05-05-05                2.27%           $32,400,000             $32,387,760
  05-06-05                2.72             55,000,000(b,c)         55,000,000
Barclays U.S. Funding
  05-27-05                2.90             15,000,000              14,966,194
General Electric Capital
  06-08-05                2.84             30,000,000              29,905,750
  06-23-05                2.96             28,300,000              28,172,650
  06-28-05                2.95             24,400,000              24,280,433
HSBC Finance
  06-13-05                2.92             24,000,000              23,912,587
  05-24-06                3.01             25,000,000(c)           25,000,000
SLM
  05-15-06                3.09             42,500,000(c)           42,500,000
Total                                                             276,125,374

Insurance (2.5%)
Irish Life & Permanent
  06-24-05                2.95             28,400,000              28,270,267
  07-05-05                2.99             24,500,000              24,364,352
  05-21-06                3.00             35,000,000(c)           34,995,725
Total                                                              87,630,344

Total commercial paper
(Cost: $3,150,747,289)                                         $3,150,747,289

Total investments in securities
(Cost: $3,462,246,209)(d)                                      $3,462,246,209

See accompanying notes to investments in securities.
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2   --   AXP CASH MANAGEMENT FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of these securities amounted to $105,000,000 or 3.0% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2005.

(d) Also represents the cost of securities for federal income tax purposes at April 30, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3   --   AXP CASH MANAGEMENT FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6320-80 C (6/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MONEY MARKET SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 27, 2005